Other non-current financial assets	12 Months Ended
Dec. 31, 2022
Categories of non-current financial assets [abstract]
Other non-current financial assets
21. Other non-current financial assets
The following table provides a breakdown for other non-current financial assets:

	At December 31,
(€ thousands)	2022	2021
Guarantee deposits	26,814	29,399
Financial loans to related parties	2,240	2,219
Financial loans to TFI	1,862	1,497
Lease receivables from sublease	1,366	—
Other	3,958	2,257
Total other non-current financial assets	36,240	35,372
There are no expected credit losses associated with the guarantee deposits.
Financial loans to related parties consist of a loan to a company beneficially owned by a Zegna director’s family member in December 2021 for a principal amount of €2.2 million in order to acquire Zegna shares in December 2021.
Financial loans to TFI (in which the Group holds a 15% interest) at December 31, 2022 and 2021 relate to a loan with a principal amount of €1.2 million due in 2026. For additional information relating to TFI see Note 20 — Investments accounted for using the equity method.
Other primarily related to investments in other companies, which are measured at fair value at December 31, 2022